Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	CENTURY CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001093439
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
CENTURY SHARES TRUST (Prospectus Summary) | CENTURY SHARES TRUST | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CENSX
CENTURY SMALL CAP SELECT FUND (Prospectus Summary) | CENTURY SMALL CAP SELECT FUND | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSMVX
CENTURY SMALL CAP SELECT FUND (Prospectus Summary) | CENTURY SMALL CAP SELECT FUND | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSMCX
Century Growth Opportunities Fund (Prospectus Summary) | Century Growth Opportunities Fund | Institutional Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGOIX